CONVERTIBLE NOTES - Additional Information (Detail) $ / shares in Units, $ in Thousands	2 Months Ended	12 Months Ended
	Mar. 01, 2019 USD ($)	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) Multiplier $ / shares
Debt Conversion [Line Items]
Gain (loss) related to change in fair value of convertible promissory notes | $		$ (41,259)	$ 51,950
2017 Convertible Notes
Debt Conversion [Line Items]
2017 Convertible Notes, aggregate principal amount | $		$ 675,000	$ 675,000
2017 Convertible Notes, interest rate		5.00%	5.00%
Minimum conversion percentage on outstanding principal amount		50.00%	50.00%
Conversion price | $ / shares			$ 14.807
Conversion price, description		according to an agreed-upon formula which stipulates a discount to the IPO price based on a discount rate and the time period between the issuance dates of the relevant 2017 Convertible Notes and the IPO pricing date, subject to certain anti-dilution adjustments
Number of days after default in which outstanding obligation would be immediately due and payable		3 days	3 days
Number of ordinary shares converted from debt | shares		3,592,415
Extention term of debt instrument if no IPO closing date occurred on or before respective third anniversary date			2 years
Prepaid outstanding unconverted and unpaid principal amount multiplier, if no IPO occurs | Multiplier			1.31
Effective stipulated conversion price of convertible debt | $ / shares		$ 14.807
Contingent interest		20.00%	20.00%
2017 Convertible Notes | Subsequent Event
Debt Conversion [Line Items]
Amount of outstanding principal converted | $	$ 417,500
2017 Convertible Notes | Minimum
Debt Conversion [Line Items]
Conversion price | $ / shares		$ 13.13
2017 Convertible Notes | Maximum
Debt Conversion [Line Items]
Conversion price | $ / shares		$ 14.26
2017 Convertible Notes | Class A ordinary shares
Debt Conversion [Line Items]
Amount of outstanding principal converted | $		$ 50,000
Number of ordinary shares converted from debt | shares		3,592,415